Vessels, net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2024	$119,303	$(20,030)	$99,273

Vessel acquisition - “Konkar Asteri”	26,625	—	26,625
Vessel acquisition - “Konkar Venture”	21,007	—	21,007
Vessel additions	24	—	24
Depreciation	—	(6,904)	(6,904)
Balance December 31, 2024	$166,958	$(26,934)	$140,024

Balance January 1, 2025	$166,958	$(26,934)	$140,024

Vessel additions	869	—	869
Depreciation	—	(7,574)	(7,574)
Balance December 31, 2025	$167,827	$(34,508)	$133,319

As of December 31, 2023, 2024 and 2025, the Company evaluated its vessels for impairment indicators. For the year ended December 31, 2023, no impairment indicators were identified. For the years ended December 31, 2024 and 2025, for those vessels whose fair market values were lower than their carrying values plus unamortized dry-dock and special survey balances, the Company performed a recoverability assessment by estimating future undiscounted net operating cash flows and comparing them to the respective vessels’ carrying values plus unamortized dry-dock and special survey balances. Based on this assessment, no impairment charge was recorded for the years ended December 31, 2023, 2024 and 2025.

On March 23, 2023 the Company sold the “Pyxis Malou”, the 2009 built 50,667 dwt. MR product tanker, for a sale price of $24,800 in cash to an unaffiliated buyer located in the United Kingdom. After the repayment of the outstanding indebtedness secured by this vessel and the payment of various transaction costs, the Company received cash proceeds of $18,900 (Note 8), and recognized an accounting gain of $8,017 which is included in “Gain on sale of vessels, net” in the accompanying Consolidated Statements of Comprehensive Income.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

5. Vessels, net: – Continued:

On September 14, 2023 the Company took delivery of a 2016 Japanese built Ultramax dry-bulk carrier named Konkar Ormi, which commenced her initial charter on October 5, 2023. The purchase consideration of $28,500 was funded by a $19,000 secured five-year bank loan and cash equity (Note 8).

On December 15, 2023 the Company sold the “Pyxis Epsilon”, the 2015 built 50,295 dwt. product tanker, for $40,750 in cash. After the repayment of the outstanding indebtedness secured by the vessel (Note 8) and the payment of various transaction costs, the Company received cash proceeds of $26,800 and recognized an accounting gain of $17,108 which is included in “Gain on sale of vessels, net” in the accompanying Consolidated Statements of Comprehensive Income.

On February 15, 2024, the Company completed the acquisition of an 82,013 dwt dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding. This scrubber-fitted eco-vessel is geared with four cargo cranes and a ballast water treatment system. The $26,625 purchase price of the eco-efficient Kamsarmax was funded by a combination of secured bank debt of $14.5 million (see Note 8 for further details) and cash on hand. The vessel has been named the Konkar Asteri and commenced its commercial operations on February 29, 2024.

On June 28, 2024, the Company, through its subsidiary Accuship, which has been consolidated as a VIE as discussed in Note 2, completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding from a related party entity under common control with the Company’s Chairman and Chief Executive Officer. The $30,000 purchase price for the Konkar Venture, which is fitted with a ballast water treatment system, was funded by a combination of secured bank debt of $16,500 (see Note 8 for further details), $12,000 of cash, of which the Company contributed $7,320 in cash, and the issuance of 267,857 restricted common shares to the related party seller. Upon acquisition of the Konkar Venture, the difference between the fair value of the consideration paid (cash and non-cash) and the carrying amount of the vessel in the accounts of the sellers of $8,875 was considered a deemed dividend by the Company (of which, $7,493 was presented in financing cash flow activities and $1,382 was presented as non-cash supplemental cash flow information for the common share issuance) and was allocated to Pyxis Tankers equity and non-controlling interest’s equity in accordance with their ownership percentages.

During the year ended December 31, 2025, vessel additions primarily related to capitalized improvements and additions of $186 for the Konkar Asteri and $192 for the Konkar Venture performed during their respective special surveys and dry-dockings. In addition, as of December 31, 2025, the Company had capitalized work-in-progress of $476 related to vessel improvement expenditures for the Pyxis Karteria, which had been incurred as of year-end and for which the related work is expected to be completed during its special survey, which is scheduled to take place in the spring of 2026, and $15 related to work-in-progress for the Konkar Ormi, for which the related work is also expected to be completed during its special survey, which is scheduled to take place in the fourth quarter of 2026.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 8.